Commitments and Contingencies - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchase commitments	$ 215,700,000	$ 215,700,000
Purchase commitments to be paid in the next twelve months	182,900,000	182,900,000	$ 166,900,000
Contingent consideration	3,700,000	3,700,000
Outstanding receivables	0	0	0	$ 0
Sales tax contingency	28,688,000	28,688,000	27,820,000	16,079,000
Additional sales tax contingency for the period		900,000
Accounts receivable past due in respect of prior acquisition					$ 7,300,000
Percentage of outstanding receivables collected and payable towards contingent consideration					50.00%
Percentage of outstanding receivables collected and eligible for the companies purpose					50.00%
Accounts receivable written off					$ 3,700,000
Contigent consideration accrued during the period	$ 0	$ 0
Sales tax contingency
Sales tax contingency			27,800,000	21,300,000
Additional sales tax contingency for the period			$ 6,500,000
Reclassification from other liabilities to accrued liabilities sales tax contingency				$ 5,200,000
Other Current Liabilities | Due To The Seller For Accounts Receivable
Contigent consideration accrued during the period					$ 3,700,000
Percentage of receivables due from acquiree					50.00%